Share-Based Compensation (Summary of Stock Option Activity) (Details) - Equity Option [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Outstanding, beginning balance	12,852,197	16,574,854	15,153,023
Granted	0	0	4,472,745
Forfeited	(148,965)	(1,118,589)	(1,311,296)
Expired	0	(59,813)	(113,421)
Exercised	(5,126,034)	(2,544,255)	(1,626,197)
Outstanding, ending balance	7,577,198	12,852,197	16,574,854	15,153,023
Vested and expected to vest	7,263,589
Exercisable	5,731,293
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding	¥ 1.1	¥ 2.2	¥ 3.5	¥ 0.1
Exercisable	0.4
Vested and expected to vest	¥ 0.9
Weighted Average Remaining Contractual Term
Outstanding	6 years 3 months 18 days	7 years 2 months 12 days	8 years	8 years 7 months 6 days
Vested and expected to vest	6 years 3 months 18 days
Exercisable	6 years 1 month 6 days
Outstanding, Aggregate Intrinsic Value	¥ 0	¥ 0	¥ 0	¥ 0
Exercised, Aggregate Intrinsic Value	269,696	¥ 50,199	¥ 29,443
Vested and expected to vest, Aggregate Intrinsic Value	479,380
Exercisable, Aggregate Intrinsic Value	¥ 385,205